Shareholders' equity - Dividend (Details) - € / shares	Jul. 26, 2023	Jul. 03, 2023	May 26, 2023	Apr. 26, 2023	Apr. 03, 2023	Jan. 12, 2023	Dec. 16, 2022	Oct. 03, 2022
Dividend
Dividend approved for the 2022 fiscal year (in Euros per share)			€ 2.81
Special interim dividend for 2022 (in Euros per share)			1
Ordinary dividend plus special dividend for 2022 (in Euros per share)			€ 3.81
First interim
Dividend
Dividend paid (in Euros per share)								€ 0.69
Interim dividend set by Board of Directors (in Euros per share)				€ 0.74
Second interim
Dividend
Dividend paid (in Euros per share)						€ 0.69
Interim dividend set by Board of Directors (in Euros per share)	€ 0.74
Third interim
Dividend
Dividend paid (in Euros per share)					€ 0.69
Final
Dividend
Dividend paid (in Euros per share)		€ 0.74
Special interim dividend
Dividend
Dividend paid (in Euros per share)							€ 1